GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15: -	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2023	2022	2021

Europe	$39,945	$41,773	$58,414
Asia and Oceania	20,547	29,888	44,227
Americas	16,542	21,791	19,391
Middle East and Africa (*)	16,116	29,285	23,568

	$93,150	$122,737	$145,600

(*) As of December 31, 2023, 2022 and 2021, 1% from total revenues represent revenues in Israel

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2023	2022	2021

1st Customer	15%	-	11%

	15%	-	11%

A total percentage of 77%, 77% and 72% of the Company’s revenues for the years ended December 31, 2023, 2022 and 2021, respectively are attributed to network intelligence solutions, while 23%, 23% and 28% are attributed to security solutions for the years ended December 31, 2023, 2022 and 2021, respectively.

The following presents total long-lived assets, including right-of-use assts, as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Long-lived assets:
Israel	$13,431	$18,472
Other	815	1,151

	$14,246	$19,623